Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Direct premiums and contract charges		$ 921,444	$ 1,463,472
Assumed premiums and contract charges		5,258	5,939
Ceded premiums and contract charges		(702,833)	(1,106,638)
Net amount		$ 223,869	$ 362,773
Predecessor
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 331,899			$ 1,331,597
Assumed premiums and contract charges	1,581			6,830
Predecessor | Affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	(244,797)			(962,576)
Predecessor | Non-affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (88,683)			$ (375,851)